13. PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

13. PREPAID EXPENSES AND OTHER CURRENT ASSETS

As at December 31,	2017	2016
Prepaid expenses (a)	$3,848	$4,534
Income tax recoverable	945	51,799
Inventory (b)	2,998	3,917
Deferred charges (c)	543	603
Other	169	254
Prepaid expenses and other current assets	$8,503	$61,107

(a)	Prepaid expenses were primarily comprised of prepaid satellite in-orbit insurance, prepaid general liability insurance and prepaid license fees.

(b)	As at December 31, 2017, inventory consisted of $2.3 million of finished goods (December 31, 2016 — $3.3 million) and $0.7 million of work in process (December 31, 2016 — $0.6 million). During the year, $11.7 million was recognized as cost of equipment sales and recorded as an operating expense (December 31, 2016 — $9.8 million, December 31, 2015 — $13.1 million).

(c)	Deferred charges included deferred financing charges relating to the Revolving Credit Facility.